Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

May 31, 2021

SAE-QTLY-0721
1.918363.110

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.0%
	Shares	Value
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.2%
Hellenic Telecommunications Organization SA	129,032	$2,304,363
KT Corp.	139,121	4,223,223
LG Uplus Corp.	492,777	6,591,121
Ooredoo QSC (a)	18,604	35,250
Saudi Telecom Co.	95,277	3,119,796
Telefonica Brasil SA	266,302	2,254,398
Telkom SA Ltd.	405,832	1,432,357
Turk Telekomunikasyon A/S	189,723	152,828
		20,113,336
Entertainment - 0.8%
Bilibili, Inc.:
ADR (a)	153,926	16,497,789
Class Z (a)	60,340	6,297,646
DouYu International Holdings Ltd. ADR (a)	75,413	595,763
FriendTimes, Inc.	198,000	65,057
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	5,689	414,240
HUYA, Inc. ADR (a)(b)	41,326	632,288
IGG, Inc.	421,000	627,087
International Games Systems Co. Ltd.	187,000	6,293,886
NCSOFT Corp.	7,992	6,112,483
NetDragon WebSoft, Inc.	152,000	438,712
NetEase, Inc. ADR	222,881	26,284,356
NHN Entertainment Corp. (a)	2,843	185,283
Perfect World Co. Ltd. (A Shares)	153,834	519,350
Sea Ltd. ADR (a)	40,246	10,191,897
TEN Square Games SA	1,452	171,167
Tencent Music Entertainment Group ADR (a)	390,400	6,144,896
Webzen, Inc. (a)	16,665	479,464
		81,951,364
Interactive Media & Services - 5.4%
Autohome, Inc. ADR Class A	145,558	11,218,155
Baidu.com, Inc. sponsored ADR (a)	145,613	28,579,464
JOYY, Inc. ADR	75,619	5,818,882
Kakao Corp.	145,340	15,917,234
Kuaishou Technology Class B (c)	163,600	4,224,438
Mail.Ru Group Ltd. GDR (Reg. S) (a)	118,033	2,721,841
NAVER Corp.	120,627	38,765,926
Tencent Holdings Ltd.	5,125,989	400,754,484
Tongdao Liepin Group (a)	1,213,800	3,565,906
Yandex NV Series A (a)	533,667	36,043,869
		547,610,199
Media - 0.1%
Astro Malaysia Holdings Bhd	193,200	50,947
Cheil Worldwide, Inc.	21,770	469,998
China South Publishing & Media Group Co. Ltd. (A Shares)	60,765	93,794
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	922,641	1,569,029
Focus Media Information Technology Co. Ltd. (A Shares)	2,367,400	3,869,831
MultiChoice Group Ltd.	293,181	2,908,356
PT Surya Citra Media Tbk (a)	261,700	28,854
		8,990,809
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd.	1,917,477	13,861,535
SK Telecom Co. Ltd.	17,971	5,132,222
Turkcell Iletisim Hizmet A/S	594,924	1,095,981
VEON Ltd. sponsored ADR (a)	277,792	505,581
		20,595,319

TOTAL COMMUNICATION SERVICES		679,261,027

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
Anhui Zhongding Sealing Parts Co. Ltd. (A Shares)	376,840	674,577
Apollo Tyres Ltd. (a)	303,594	937,231
CEAT Ltd. (a)	24,791	451,547
Changchun Faway Automobile Components Co. Ltd. (A Shares)	186,472	286,074
Chaowei Power Holdings Ltd.	68,000	24,183
Cheng Shin Rubber Industry Co. Ltd.	253,000	433,072
Chian Hsing Forging Industrial Co. Ltd.	10,000	16,431
DTR Automotive Corp.	1,408	47,777
Fras-Le SA	12,400	27,219
Fuyao Glass Industries Group Co. Ltd. (A Shares)	1,217,433	9,845,142
Hankook Tire Co. Ltd.	19,715	855,689
Huayu Automotive Systems Co. Ltd. (A Shares)	362,651	1,374,662
Hyundai Mobis	14,028	3,507,063
MAHLE Metal Leve SA	72,228	382,503
Mando Corp. (a)	4,875	284,453
Nexteer Auto Group Ltd.	179,000	225,569
Ningbo Huaxiang Electronic Co. Ltd. (A Shares)	172,086	454,508
Somboon Advance Technology PCL unit	71,100	47,324
Sri Trang Agro-Industry PCL	1,675,800	2,359,526
Tianneng Power International Ltd. (b)	1,495,826	2,694,487
Yoo Sung Enterprise	12,624	44,649
		24,973,686
Automobiles - 1.2%
Bajaj Auto Ltd.	238,049	13,802,109
BYD Co. Ltd. (H Shares)	200,500	4,608,195
Dongfeng Motor Group Co. Ltd. (H Shares)	2,272,000	2,160,492
Ford Otomotiv Sanayi A/S	6,568	131,885
Great Wall Motor Co. Ltd. (H Shares)	4,800,000	13,328,351
Hero Motocorp Ltd.	173,980	7,185,833
Hyundai Motor Co.	72,837	15,169,199
Kia Corp.	341,756	25,984,967
Li Auto, Inc. ADR (a)	95,900	2,234,470
Loncin Motor Co. Ltd.	295,300	161,830
Maruti Suzuki India Ltd.	108,702	10,460,485
PT Astra International Tbk	8,451,700	3,046,990
SAIC Motor Corp. Ltd. (A Shares)	1,086,913	3,478,313
Tofas Turk Otomobil Fabrikasi A/S	121,331	409,359
UMW Holdings Bhd	79,400	60,892
XPeng, Inc. ADR (a)(b)	555,800	17,857,854
		120,081,224
Distributors - 0.0%
Baazeem Trading Co.	31,826	834,210
Inter Cars SA	261	27,687
Xinhua Winshare Publishing and Media Co. Ltd.	178,000	130,044
		991,941
Diversified Consumer Services - 0.3%
Human Soft Holding Co. KSCC	33,306	400,070
New Oriental Education & Technology Group, Inc. sponsored ADR	1,933,271	19,777,362
TAL Education Group ADR (a)	71,746	2,867,688
Visang Education, Inc.	8,025	77,802
YDUQS Participacoes SA	1,144,898	7,295,520
		30,418,442
Hotels, Restaurants & Leisure - 0.7%
Huazhu Group Ltd. ADR (a)	147,479	8,431,374
Jiumaojiu International Holdings Ltd. (c)	514,000	2,019,998
Jubilant Foodworks Ltd. (a)	38,303	1,650,260
MakeMyTrip Ltd. (a)	45,188	1,242,670
Sands China Ltd. (a)	2,080,722	9,531,068
Shangri-La Asia Ltd. (a)	3,476,000	3,242,696
Songcheng Performance Development Co. Ltd. (A Shares)	1,585,760	4,449,710
Yum China Holdings, Inc.	521,859	35,298,543
Yum China Holdings, Inc. (Hong Kong)	16,250	1,078,322
		66,944,641
Household Durables - 1.2%
Arcelik A/S	120,594	450,234
Coway Co. Ltd.	2,912	212,261
Ecovacs Robotics Co. Ltd. Class A (a)	182,121	5,059,203
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	572,931	5,127,087
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	88,300	450,346
Haier Smart Home Co. Ltd. (A Shares)	2,941,022	14,168,481
Hisense Home Appliances Group Co. Ltd. (H Shares)	27,000	40,565
KingClean Electric Co. Ltd. (A Shares)	28,000	231,707
LG Electronics, Inc.	148,700	20,223,029
Midea Group Co. Ltd. (A Shares)	4,061,401	52,632,910
Oppein Home Group, Inc. (A Shares)	197,532	4,559,886
Orient Electric Ltd.	16,547	69,062
Q Technology (Group) Co. Ltd.	192,000	328,539
Skyworth Group Ltd. (a)	2,127,457	605,816
TCL Electronics Holdings Ltd.	591,000	395,985
Viomi Technology Co. Ltd. ADR Class A (a)(b)	53,440	435,536
Zhejiang Supor Cookware Co. Ltd.	1,067,907	12,279,824
		117,270,471
Internet & Direct Marketing Retail - 5.8%
Alibaba Group Holding Ltd. (a)	1,718,060	45,950,398
Alibaba Group Holding Ltd. sponsored ADR (a)	1,202,302	257,244,536
B2W Companhia Global do Varejo (a)	568,746	6,535,717
Baozun, Inc.:
Class A (a)	62,000	721,501
sponsored ADR (a)(b)	33,537	1,163,399
Cango, Inc. ADR (b)	66,952	384,974
Coupang, Inc. Class A (a)(b)	213,030	8,689,494
JD Health International, Inc. (c)	936,150	12,834,383
JD.com, Inc.:
Class A	5,900	217,561
sponsored ADR (a)	1,215,818	89,897,583
Leju Holdings Ltd. ADR (a)	9,926	20,249
Meituan Class B (a)(c)	1,282,100	43,811,017
MercadoLibre, Inc. (a)	11,384	15,467,099
momo.com, Inc.	39,000	1,760,500
Naspers Ltd. Class N	246,803	54,402,040
Ozon Holdings PLC ADR	50,343	2,671,703
Pinduoduo, Inc. ADR (a)	67,200	8,391,936
Prosus NV	44,750	4,636,256
Tongcheng-Elong Holdings Ltd. (a)	2,952,400	7,931,753
Trip.com Group Ltd. ADR (a)	466,309	19,515,032
Vipshop Holdings Ltd. ADR (a)	240,725	5,567,969
		587,815,100
Leisure Products - 0.0%
Xiamen Comfort Science & Technology Group Co. Ltd. (A Shares)	110,100	296,498
Multiline Retail - 0.2%
Lojas Renner SA	2,042,506	18,588,188
Magazine Luiza SA	1,015,639	3,946,254
		22,534,442
Specialty Retail - 0.5%
China Yongda Automobiles Services Holdings Ltd.	2,539,000	4,475,450
EEKA Fashion Holdings Ltd.	56,500	76,586
Foschini Ltd. (a)	261,513	2,531,209
Lewis Group Ltd.	11,913	29,737
LOTTE Hi-Mart Co. Ltd.	289	10,131
LX Holdings Corp. (a)	29,099	319,990
Motus Holdings Ltd.	30,409	208,695
Mr Price Group Ltd.	608,009	10,226,684
Pepco Group NV (a)(c)	526,207	6,389,912
Pop Mart International Group Ltd. (b)(c)	172,000	1,471,582
Saudi Co. for Hardware CJSC	38,872	726,599
SSI Group, Inc. (a)	143,000	3,532
United Electronics Co.	62,978	2,038,672
Zhongsheng Group Holdings Ltd. Class H	2,455,000	20,419,056
		48,927,835
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	5,556	2,028,175
Anta Sports Products Ltd.	556,000	11,211,844
CECEP COSTIN New Materials Group Ltd. (a)(d)	741,000	28,644
China Lilang Ltd.	55,756	35,562
ECLAT Textile Co. Ltd.	344,000	8,062,403
Fila Holdings Corp.	7,576	373,366
Huvis Corp.	9,132	86,075
Hyosung TNC Co. Ltd.	5,797	3,694,743
JNBY Design Ltd.	295,720	552,506
KPR Mill Ltd.	2,740	60,321
LG Fashion Corp.	7,144	129,223
Li Ning Co. Ltd.	5,159,500	47,467,214
Pou Chen Corp.	787,000	1,087,095
Shenzhou International Group Holdings Ltd.	1,278,100	33,691,260
Taiwan Paiho Ltd.	65,000	221,354
Vardhman Textiles Ltd. (a)	183	3,223
Weiqiao Textile Co. Ltd. (H Shares)	139,556	36,863
Welspun India Ltd. (a)	83,379	103,893
Zhejiang Semir Garment Co. Ltd. (A Shares)	431,700	811,420
		109,685,184

TOTAL CONSUMER DISCRETIONARY		1,129,939,464

CONSUMER STAPLES - 3.7%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	76,625	5,802,535
Beijing Yanjing Brewery Co. Ltd. (A Shares)	967,970	1,162,768
China Resources Beer Holdings Co. Ltd.	1,644,000	14,573,980
Coca-Cola Icecek Sanayi A/S	2,813	25,533
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	49,700	4,075,400
Heineken NV (Bearer)	96,467	11,544,864
Kweichow Moutai Co. Ltd. (A Shares)	96,574	33,816,974
Thai Beverage PCL	17,314,300	9,099,008
Wuliangye Yibin Co. Ltd. (A Shares)	147,001	7,314,964
		87,416,026
Food & Staples Retailing - 1.0%
Atacadao SA	1,391,600	5,850,290
Bidcorp Ltd. (a)	59,794	1,264,802
Bim Birlesik Magazalar A/S JSC	463,124	3,473,802
Clicks Group Ltd.	198,405	3,735,089
CP ALL PCL (For. Reg.)	9,288,900	18,057,622
Magnit OJSC	35,834	2,645,217
President Chain Store Corp.	537,000	5,080,857
Raia Drogasil SA	3,359,061	17,614,816
Sendas Distribuidora SA	112,600	1,924,810
Shoprite Holdings Ltd.	809,971	8,973,864
Wal-Mart de Mexico SA de CV Series V	6,816,809	21,811,188
X5 Retail Group NV GDR (Reg. S)	209,148	6,253,525
Yifeng Pharmacy Chain Co. Ltd.	281,799	3,792,631
		100,478,513
Food Products - 1.3%
Angel Yeast Co. Ltd. (A Shares)	1,029,800	10,539,910
AVI Ltd.	402,650	2,177,560
BRF SA (a)	414,500	2,047,964
Charoen Pokphand Foods PCL (For. Reg.)	3,419,800	2,982,066
China Feihe Ltd. (c)	1,230,000	3,351,995
China Mengniu Dairy Co. Ltd.	12,075,496	71,417,653
Daesang Corp.	3,291	87,299
Gruma S.A.B. de CV Series B	250,350	2,698,069
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	148,500	945,789
JBS SA	2,396,329	13,849,114
Marfrig Global Foods SA	274,386	960,827
Minerva SA	62,300	117,985
PT Japfa Comfeed Indonesia Tbk	1,180,600	167,772
Sanquan Food Co. Ltd. (A Shares)	174,064	485,424
Tata Consumer Products Ltd.	130,509	1,180,131
Tingyi (Cayman Islands) Holding Corp.	506,000	962,332
Uni-President China Holdings Ltd.	140,000	152,972
Unified-President Enterprises Corp.	4,947,000	13,005,727
Universal Robina Corp.	1,138,040	3,382,203
		130,512,792
Household Products - 0.0%
Hindustan Unilever Ltd.	79,381	2,544,510
Kimberly-Clark de Mexico SA de CV Series A	427,014	770,718
Opple Lighting Co. Ltd. (A Shares)	57,064	251,431
		3,566,659
Personal Products - 0.5%
AMOREPACIFIC Corp.	19,820	5,106,321
Emami Ltd.	10,684	74,248
LG Household & Health Care Ltd.	17,986	24,702,939
Natura & Co. Holding SA (a)	1,892,358	18,532,523
Organic Tea Cosmetics Holdings Co. Ltd. (a)	4,513	3,322
Proya Cosmetics Co. Ltd. (A Shares)	56,300	1,480,523
		49,899,876
Tobacco - 0.0%
ITC Ltd.	515,754	1,516,002

TOTAL CONSUMER STAPLES		373,389,868

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	2,918,000	2,718,388
Ezion Holdings Ltd. warrants 4/16/23 (a)(d)	5,020,014	5,959
Yantai Jereh Oilfield Services (A Shares)	1,108,072	6,902,396
		9,626,743
Oil, Gas & Consumable Fuels - 1.9%
Anhui Hengyan Coal Industry & Electricity Power Co. Ltd. (A Shares)	1,480,700	1,399,694
China Coal Energy Co. Ltd. (H Shares)	4,901,000	2,974,360
China Merchants Energy Shipping Co. Ltd. (A Shares)	3,477,300	2,921,229
China Petroleum & Chemical Corp. (H Shares)	33,786,000	18,291,127
CNOOC Ltd.	3,795,000	4,156,412
Empresas COPEC SA	719,063	7,155,893
Gazprom OAO sponsored ADR (Reg. S)	1,005,346	7,141,978
Lukoil PJSC	136,092	11,046,596
Lukoil PJSC sponsored ADR	371,714	30,279,822
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	60,576	486,629
PAO NOVATEK GDR (Reg. S)	152,465	30,409,144
PetroChina Co. Ltd. (H Shares)	17,166,000	7,011,586
Petronet LNG Ltd.	1,375,049	4,571,473
Polish Oil & Gas Co. SA	135,668	243,328
PT Adaro Energy Tbk	1,702,400	139,434
PTT PCL (For. Reg.)	2,560,600	3,216,114
Rabigh Refining & Petrochemical Co. (a)	803,901	4,930,264
Reliance Industries Ltd.	1,296,668	37,501,866
Reliance Industries Ltd. sponsored GDR (c)	99,000	5,707,350
Rosneft Oil Co. OJSC	925,308	6,608,079
Saudi Arabian Oil Co.	56,753	533,443
Susco Public Co. Ltd. unit	49,300	5,080
Tatneft PAO sponsored ADR	12,634	507,381
Tsakos Energy Navigation Ltd.	3,003	27,207
		187,265,489

TOTAL ENERGY		196,892,232

FINANCIALS - 11.8%
Banks - 7.7%
Absa Group Ltd. (a)	1,261,067	13,068,886
Agricultural Bank of China Ltd. (H Shares)	5,158,980	2,093,931
Akbank TAS	136,320	82,596
Al Rajhi Bank	968,750	26,606,560
Alpha Bank AE (a)	891,867	1,170,351
AMMB Holdings Bhd	69,200	48,382
Axis Bank Ltd. (a)	2,023,357	20,667,965
Banco do Brasil SA	449,559	2,893,146
Banco Santander Chile sponsored ADR	441,709	9,448,156
Bank Albilad	198,539	2,011,728
Bank Millennium SA (a)	95,055	130,308
Bank of Communications Co. Ltd. (H Shares)	4,195,703	2,832,852
BNK Financial Group, Inc.	49,906	356,158
Capitec Bank Holdings Ltd.	145,254	17,451,771
China CITIC Bank Corp. Ltd. (H Shares)	4,095,000	2,237,215
China Construction Bank Corp. (H Shares)	63,113,000	52,000,492
China Everbright Bank Co. Ltd. (H Shares)	2,276,900	971,091
China Merchants Bank Co. Ltd. (H Shares)	4,085,500	37,744,379
CIMB Group Holdings Bhd	678,700	714,248
Commercial International Bank SAE sponsored GDR (a)	1,846,692	6,426,488
Credicorp Ltd. (United States)	93,500	12,853,445
CTBC Financial Holding Co. Ltd.	6,055,000	5,029,251
DGB Financial Group Co. Ltd.	16,476	139,620
E.SUN Financial Holdings Co. Ltd.	12,478,340	11,445,951
First Abu Dhabi Bank PJSC	2,913,018	13,148,888
Grupo Financiero Banorte S.A.B. de CV Series O	6,479,375	44,306,199
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	320,573	317,225
Gulf Bank	829,317	614,513
Habib Bank Ltd.	309,900	269,270
Hana Financial Group, Inc.	643,520	26,313,162
HDFC Bank Ltd. (a)	2,188,672	45,410,672
HDFC Bank Ltd. sponsored ADR (a)	222,115	16,998,461
ICICI Bank Ltd. (a)	2,882,358	25,657,452
ICICI Bank Ltd. sponsored ADR (a)	2,026,003	36,488,314
Industrial & Commercial Bank of China Ltd. (H Shares)	56,783,310	37,278,801
Kasikornbank PCL NVDR	2,942,800	11,253,267
KB Financial Group, Inc.	503,643	25,835,108
Komercni Banka A/S (a)	111,281	4,098,522
Kotak Mahindra Bank Ltd. (a)	415,903	10,340,154
Malayan Banking Bhd	1,495,125	2,966,015
mBank SA	648	52,876
National Bank of Greece SA (a)	2,438,800	7,375,507
Nedbank Group Ltd. (a)	181,051	2,105,151
Nova Ljubljanska banka d.d. unit (a)	819,776	12,745,867
OTP Bank PLC (a)	487,980	26,811,985
Powszechna Kasa Oszczednosci Bank SA (a)	223,269	2,417,002
PT Bank Bukopin Tbk (a)	5,600	158
PT Bank Central Asia Tbk	7,603,700	16,873,454
PT Bank Mandiri (Persero) Tbk	41,162,900	16,688,537
PT Bank Rakyat Indonesia Tbk	24,365,500	6,942,078
Sberbank of Russia	358,451	1,517,126
Sberbank of Russia:
(Russia)	4,063,081	17,170,582
sponsored ADR	3,446,325	58,156,734
Shinhan Financial Group Co. Ltd.	596,332	22,652,799
Siam Commercial Bank PCL (For. Reg.)	2,140,000	6,984,960
Standard Bank Group Ltd.	461,482	4,458,356
State Bank of India	2,288,784	13,336,757
TCS Group Holding PLC GDR	282,644	21,198,300
The Saudi National Bank	600,939	8,620,897
TISCO Financial Group PCL	794,800	2,276,307
Turkiye Is Bankasi A/S Series C	895,915	533,423
United Bank Ltd.	397,673	333,035
Yapi ve Kredi Bankasi A/S	208,737	52,637
		779,025,521
Capital Markets - 0.4%
Alexander Forbes Group Holdings Ltd.	888	261
B3 SA - Brasil Bolsa Balcao	6,474,827	21,716,518
Hong Kong Exchanges and Clearing Ltd.	91,000	5,597,727
Kiwoom Securities Co. Ltd.	2,237	246,998
Korea Investment Holdings Co. Ltd.	60,259	5,652,764
Noah Holdings Ltd. sponsored ADR (a)	35,894	1,636,049
XP, Inc. Class A(a)	70,664	2,802,534
		37,652,851
Consumer Finance - 0.4%
360 DigiTech, Inc. ADR (a)	94,896	2,663,731
Bajaj Finance Ltd.	40,051	3,102,529
FinVolution Group ADR	16,626	125,028
Gentera S.A.B. de CV (a)	284,714	160,668
Kaspi.KZ JSC:
unit (c)	61,458	5,635,699
unit	50,411	4,622,689
Kruk SA (a)	4,717	331,018
Samsung Card Co. Ltd.	4,749	141,961
Shriram Transport Finance Co. Ltd.	1,039,639	20,885,361
		37,668,684
Diversified Financial Services - 0.5%
Chailease Holding Co. Ltd.	1,177,160	8,905,963
FirstRand Ltd.	5,309,188	21,754,909
Haci Omer Sabanci Holding A/S	158,162	159,348
Rec Ltd.	914,443	1,845,173
Yuanta Financial Holding Co. Ltd.	16,252,960	15,025,668
		47,691,061
Insurance - 2.4%
AIA Group Ltd.	6,595,784	88,029,401
BB Seguridade Participacoes SA	448,222	2,011,611
Cathay Financial Holding Co. Ltd.	168,000	336,716
China Life Insurance Co. Ltd. (H Shares)	9,340,000	19,812,859
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,722,400	6,535,928
China Taiping Insurance Group Ltd.	1,238,600	2,310,934
Fubon Financial Holding Co. Ltd.	2,944,000	7,654,761
HDFC Standard Life Insurance Co. Ltd. (c)	112,254	1,036,757
Hyundai Fire & Marine Insurance Co. Ltd.	39,359	867,397
ICICI Lombard General Insurance Co. Ltd. (c)	26,092	534,610
PICC Property & Casualty Co. Ltd. (H Shares)	8,336,000	8,130,954
Ping An Insurance Group Co. of China Ltd. (H Shares)	6,076,500	66,374,673
Porto Seguro SA	367,969	3,738,503
Powszechny Zaklad Ubezpieczen SA (a)	100,037	1,004,043
Samsung Fire & Marine Insurance Co. Ltd.	69,507	13,102,991
Samsung Life Insurance Co. Ltd.	63,215	4,721,349
Sanlam Ltd.	2,396,896	10,261,541
Sul America SA unit	336,794	2,248,869
		238,713,897
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	961,013	33,719,044
LIC Housing Finance Ltd.	1,548,355	9,746,962
		43,466,006

TOTAL FINANCIALS		1,184,218,020

HEALTH CARE - 1.9%
Biotechnology - 0.2%
InnoCare Pharma Ltd. (a)(c)	661,000	1,903,561
Innovent Biologics, Inc. (a)(c)	225,000	2,594,738
Remegen Co. Ltd. (H Shares) (a)(c)	47,500	652,437
Zai Lab Ltd. (a)	73,800	12,862,629
		18,013,365
Health Care Equipment & Supplies - 0.4%
Hartalega Holdings Bhd	823,900	1,833,768
Kossan Rubber Industries Bhd	938,500	933,164
Mercator Medical SA	4,794	312,428
Peijia Medical Ltd. (a)(c)	871,000	3,153,642
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	400,325	30,458,117
Supermax Corp. Bhd	766,000	785,736
Top Glove Corp. Bhd	1,921,500	2,366,139
		39,842,994
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd. (a)	18,574	807,622
Dr Sulaiman Al Habib Medical Services Group Co.	18,559	807,634
Hapvida Participacoes e Investimentos SA (c)	3,916,321	11,985,594
Mediclinic International PLC (a)	1,383,981	6,458,327
National Medical Care Co. (a)	66,856	1,115,975
Neuca SA	233	49,940
Qualicorp Consultoria E Corret	158,900	883,269
Rede D'Oregon Sao Luiz SA (c)	177,811	2,422,354
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	666,100	1,455,637
		25,986,352
Life Sciences Tools & Services - 0.5%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(c)	157,000	3,127,498
Pharmaron Beijing Co. Ltd. (H Shares) (c)	492,300	11,589,276
WuXi AppTec Co. Ltd. (H Shares) (c)	662,256	13,712,912
Wuxi Biologics (Cayman), Inc. (a)(c)	1,379,000	20,465,996
		48,895,682
Pharmaceuticals - 0.6%
Aspen Pharmacare Holdings Ltd. (a)	250,066	2,976,749
Aurobindo Pharma Ltd.	251,212	3,545,339
China Medical System Holdings Ltd.	70,000	174,619
Cipla Ltd. (a)	514,455	6,636,491
Consun Pharmaceutical Group Ltd.	25,517	18,577
CSPC Pharmaceutical Group Ltd.	348,160	523,077
Dr. Reddy's Laboratories Ltd.	32,958	2,359,003
Glenmark Pharmaceuticals Ltd.	6,779	56,868
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,370,000	5,843,008
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	231,114	3,115,561
Richter Gedeon PLC	948,234	26,481,965
Sino Biopharmaceutical Ltd.	4,051,500	4,489,544
Zhejiang Jingxin Pharma Co. Ltd. (A Shares)	123,120	171,677
		56,392,478

TOTAL HEALTH CARE		189,130,871

INDUSTRIALS - 2.3%
Air Freight & Logistics - 0.1%
InPost SA	96,209	1,871,287
SF Holding Co. Ltd. (A Shares)	788,774	8,651,445
T3Ex Global Holdings Corp.	12,787	43,268
		10,566,000
Airlines - 0.0%
Azul SA sponsored ADR (a)(b)	113,766	2,811,158
Copa Holdings SA Class A (a)	16,614	1,366,668
		4,177,826
Building Products - 0.1%
Bawan Co.	67,521	694,070
Kajaria Ceramics Ltd.	28,685	378,255
LG Hausys Ltd.	1,397	120,390
Xinyi Glass Holdings Ltd.	902,000	3,527,387
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	302,877	1,119,547
		5,839,649
Commercial Services & Supplies - 0.1%
Country Garden Services Holdings Co. Ltd.	669,502	6,793,450
Greentown Service Group Co. Ltd.	1,494,000	2,310,041
UE Furniture Co. Ltd.	180,000	303,561
		9,407,052
Construction & Engineering - 0.3%
Budimex SA	65	5,410
China Railway Group Ltd. (H Shares)	3,212,993	1,697,390
DL E&C Co. Ltd. (a)	10,891	1,310,072
DL Holdings Co. Ltd.	9,641	720,924
Hyundai Engineering & Construction Co. Ltd.	5,027	253,160
Larsen & Toubro Ltd.	854,863	17,445,437
Metallurgical Corp. China Ltd. (H Shares)	4,158,274	1,012,658
Orascom Construction PLC	1,460	7,403
Sinopec Engineering Group Co. Ltd. (H Shares)	450,000	284,696
Tekfen Holding A/S	384,729	683,603
Voltas Ltd.	372,000	5,138,305
		28,559,058
Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	269,210	175,868
DONGYANG E&P, Inc.	21,665	350,069
Graphite India Ltd. (a)	394,700	4,059,803
Harbin Electric Machinery Co. Ltd.(H Shares)	98,000	27,654
Havells India Ltd.	173,162	2,434,022
Hongfa Technology Co. Ltd. (A Shares)	372,726	3,213,155
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	209,200	339,666
Middle East Specialized Cables Co. (a)	166,013	1,006,636
Weg SA	563,500	3,719,401
		15,326,274
Industrial Conglomerates - 0.2%
Astra Industrial Group	30,578	313,913
CITIC Pacific Ltd.	3,117,000	3,662,854
CJ Corp.	2,147	211,042
Fosun International Ltd.	1,668,000	2,690,843
Hanwha Corp.	83,235	2,372,315
Hong Leong Industries Bhd	3,000	6,909
Koc Holding A/S	1,258,349	2,729,489
LG Corp.	60,009	5,763,984
LT Group, Inc.	133,500	39,396
Mannai Corp.	86,440	87,113
SM Investments Corp.	335,290	6,877,024
		24,754,882
Machinery - 0.6%
Airtac International Group	40,000	1,451,735
China International Marine Containers Group Co. Ltd. (H Shares)	59,687	113,823
Cimc Enric Holdings Ltd.	184,000	168,331
DY POWER Corp.	5,022	82,049
Estun Automation Co. Ltd. (A Shares) (a)	556,400	2,837,741
Grindwell Norton Ltd.	4,414	75,689
Guangxi Liugong Machinery Co. Ltd. (A Shares)	323,892	446,544
Haitian International Holdings Ltd.	83,000	299,985
Hangcha Group Co. Ltd. (A Shares)	931,361	2,883,996
HIWIN Technologies Corp.	519,003	6,906,670
Sany Heavy Industry Co. Ltd. (A Shares)	512,311	2,453,597
Schaeffler India Ltd.	1,750	127,747
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	608,100	2,799,682
Shenzhen Inovance Technology Co. Ltd. (A Shares)	350,300	5,275,622
Sinotruk Hong Kong Ltd.	1,442,072	3,463,544
Techtronic Industries Co. Ltd.	418,000	7,879,679
Tian Di Science & Technology Co. Ltd. (A Shares)	473,200	261,551
Turk Traktor ve Ziraat Makinalari A/S	1,531	32,977
VST Tillers Tractors Ltd. (a)	1,336	35,243
Weichai Power Co. Ltd.:
(A Shares)	550,202	1,572,401
(H Shares)	6,055,000	14,043,474
Yutong Bus Co. Ltd.	65,500	137,718
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	491,800	5,032,756
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,618,500	5,606,449
		63,989,003
Marine - 0.2%
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	451,500	943,619
Evergreen Marine Corp. (Taiwan) (a)	2,006,000	6,983,439
Qatar Navigation QPSC	6,188	12,083
Wan Hai Lines Ltd.	786,000	4,385,432
Yang Ming Marine Transport Corp. (a)	934,000	3,642,772
		15,967,345
Professional Services - 0.1%
Anhui Transport Consulting & Design Institute Co. Ltd. (A Shares)	74,200	100,667
Centre Testing International Group Co. Ltd. (A Shares)	1,191,137	6,374,278
Renrui Human Resources Technology Holdings Ltd.	4,376	13,814
Sporton International, Inc.	404,000	3,516,088
		10,004,847
Road & Rail - 0.2%
Globaltrans Investment PLC GDR (Reg. S)	8,980	57,921
Localiza Rent A Car SA	614,565	7,303,981
Rumo SA (a)	948,300	3,799,241
TuSimple Holdings, Inc. (a)(b)	24,775	949,874
United International Transportation Co.	354,251	4,085,423
		16,196,440
Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. Class A (c)	571,800	5,150,024
CCS Supply Chain Management Co. Ltd. A Shares	88,072	79,935
CITIC Resources Holdings Ltd. (a)	590,000	24,707
LG International Corp.	10,711	305,279
		5,559,945
Transportation Infrastructure - 0.2%
Airports of Thailand PCL (For. Reg.)	2,989,100	5,954,287
Grupo Aeroportuario del Sureste S.A.B. de CV:
Series B	218,240	3,840,949
Series B sponsored ADR (a)	26,843	4,741,279
Grupo Aeroportuario Norte S.A.B. de CV (a)	545,600	3,480,741
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	1,083,684
		19,100,940

TOTAL INDUSTRIALS		229,449,261

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.1%
Accton Technology Corp.	649,000	6,867,105
Unizyx Holding Corp. (a)	243,000	268,089
		7,135,194
Electronic Equipment & Components - 1.4%
Alviva Holdings Ltd.	11,198	10,482
AU Optronics Corp. (a)	3,383,000	2,848,607
Coretronic Corp.	106,400	221,707
Delta Electronics, Inc.	584,000	6,147,701
FLEXium Interconnect, Inc.	271,000	1,130,349
General Interface Solution Holding Ltd.	151,000	531,671
Goldtek Technology Co. Ltd.	6,713	23,152
Hon Hai Precision Industry Co. Ltd. (Foxconn)	14,405,626	57,745,278
Innolux Corp.	3,415,000	2,750,153
Largan Precision Co. Ltd.	224,000	23,539,778
LG Display Co. Ltd. (a)	57,396	1,207,675
LG Innotek Co. Ltd.	27,755	5,020,407
Redington India Ltd. (a)	26,941	81,738
Samsung Electro-Mechanics Co. Ltd.	19,944	3,007,767
Samsung SDI Co. Ltd.	28,622	16,443,814
Simplo Technology Co. Ltd.	31,000	408,617
Sinher Technology, Inc.	15,000	26,462
Sirtec International Co. Ltd.	1,000	1,053
Sunny Optical Technology Group Co. Ltd.	86,200	2,193,624
Unimicron Technology Corp.	2,399,000	9,053,321
Utechzone Co. Ltd.	48,000	98,111
Wasion Holdings Ltd.	54,000	17,952
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	216,900	3,075,509
Yageo Corp.	482,600	8,539,742
Zhen Ding Technology Holding Ltd.	444,000	1,555,307
		145,679,977
IT Services - 1.2%
Digital China Holdings Ltd. (H Shares)	653,000	443,416
Globant SA (a)	24,753	5,392,936
HCL Technologies Ltd.	894,695	11,642,893
Infosys Ltd.	1,207,818	23,430,135
Infosys Ltd. sponsored ADR	1,844,481	35,672,263
MindTree Consulting Ltd.	111,574	3,628,658
Mphasis BFL Ltd.	69,476	1,857,138
Network International Holdings PLC (a)(c)	546,301	3,091,829
PagSeguro Digital Ltd. (a)	164,332	8,070,345
StoneCo Ltd. Class A (a)	65,502	4,321,167
Tata Consultancy Services Ltd.	251,324	10,907,940
Tech Mahindra Ltd.	534,394	7,571,750
Wipro Ltd.	1,232,209	9,148,195
WNS Holdings Ltd. sponsored ADR (a)	13,554	1,009,773
		126,188,438
Semiconductors & Semiconductor Equipment - 7.1%
A-DATA Technology Co. Ltd.	245,000	893,612
Advanced Analog Technology, Inc.	51,000	135,737
ASE Technology Holding Co. Ltd.	4,252,000	16,930,779
ASML Holding NV (Netherlands)	4,821	3,257,021
ChipMOS TECHNOLOGIES, Inc.	216,000	350,627
Daqo New Energy Corp. ADR (a)	27,025	2,010,120
Elan Microelectronics Corp.	69,000	522,029
eMemory Technology, Inc.	303,000	10,263,768
Everlight Electronics Co. Ltd.	73,000	121,530
FocalTech Systems Co. Ltd.	39,000	280,976
Generalplus Technology, Inc.	41,000	75,660
Global Unichip Corp.	186,000	2,397,963
Himax Technologies, Inc. sponsored ADR (b)	52,005	681,786
King Yuan Electronics Co. Ltd.	1,089,000	1,681,223
LONGi Green Energy Technology Co. Ltd.	410,780	6,272,903
Malaysian Pacific Industries Bhd	12,286	110,570
MediaTek, Inc.	2,122,000	73,642,772
Nanya Technology Corp.	555,000	1,615,435
Novatek Microelectronics Corp.	448,000	8,170,164
Phison Electronics Corp.	100,000	1,684,663
Powertech Technology, Inc.	638,000	2,442,238
Radiant Opto-Electronics Corp.	462,000	1,968,726
Realtek Semiconductor Corp.	775,000	13,909,754
Silergy Corp.	130,000	16,407,858
Silicon Motion Tech Corp. sponsored ADR	8,585	566,352
SK Hynix, Inc.	670,343	75,219,371
Sonix Technology Co. Ltd.	222,000	754,404
Taiwan Semiconductor Manufacturing Co. Ltd.	18,453,900	392,517,041
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	497,488	58,385,192
United Microelectronics Corp.	6,620,000	12,463,684
Vanguard International Semiconductor Corp.	1,241,000	5,243,473
Winbond Electronics Corp.	1,281,000	1,565,919
		712,543,350
Software - 0.1%
Asseco Poland SA	16,805	334,135
Avast PLC (c)	555,857	3,715,457
Cheetah Mobile, Inc. ADR (b)	18,586	42,004
Cyient Ltd.	6,044	68,163
Kingsoft Corp. Ltd.	191,000	1,289,593
KPIT Engineering Ltd. (a)	26,644	89,243
Ming Yuan Cloud Group Holdings Ltd.	267,131	1,375,083
Nucleus Software Exports Ltd. (a)	31,536	262,045
Oracle Finance Services Software Ltd.	1,081	52,614
		7,228,337
Technology Hardware, Storage & Peripherals - 3.7%
Acer, Inc.	427,000	490,361
ASUSTeK Computer, Inc.	261,000	3,690,062
Avalue Technology, Inc.	13,000	23,661
Chicony Electronics Co. Ltd.	92,000	257,152
Compal Electronics, Inc.	392,000	329,840
Lenovo Group Ltd.	6,376,000	7,681,532
Lite-On Technology Corp.	1,618,000	3,838,886
Micro-Star International Co. Ltd.	335,000	2,014,283
Pegatron Corp.	496,000	1,311,155
Quanta Computer, Inc.	242,000	768,185
Samsung Electronics Co. Ltd.	4,800,910	345,206,279
Wistron Corp.	377,000	415,924
Wiwynn Corp.	49,000	1,608,501
Xiaomi Corp. Class B (a)(c)	950,200	3,501,620
		371,137,441

TOTAL INFORMATION TECHNOLOGY		1,369,912,737

MATERIALS - 4.0%
Chemicals - 0.6%
China Risun Group Ltd. Class H (b)	238,000	182,159
China Sanjiang Fine Chemicals Ltd.	329,000	138,198
China XLX Fertiliser Ltd.	100,000	44,582
Formosa Plastics Corp.	488,000	1,788,740
Fufeng Group Ltd.	179,000	59,275
Hansol Chemical Co. Ltd.	38,207	8,574,436
LG Chemical Ltd.	39,270	29,329,647
National Industrialization Co. (a)	108,426	539,492
PhosAgro OJSC GDR (Reg. S)	54,547	1,116,032
Polyplex Corp. Ltd.	8,102	125,535
Sahara International Petrochemical Co.	48,651	378,804
Saudi Basic Industries Corp.	112,507	3,725,983
Saudi Industrial Investment Group	259,082	2,652,823
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	389,683	3,125,590
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,096,000	273,968
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	104,684	4,540,145
Solar Industries India Ltd.	238,700	4,629,488
Soulbrain Co. Ltd.	3,800	1,119,212
Taekwang Industrial Co. Ltd.	168	188,815
Unipar Carbocloro SA	5,600	90,473
Yanbu National Petrochemical Co.	40,171	744,453
		63,367,850
Construction Materials - 0.5%
Anhui Conch Cement Co. Ltd. (H Shares)	1,809,500	11,191,486
Arabian Cement Co.	9,255	114,508
Asia Cement (China) Holdings Corp.	259,584	246,844
BBMG Corp. (H Shares)	504,741	98,855
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	278,950	2,507,677
CEMEX S.A.B. de CV sponsored ADR (a)	1,894,281	15,684,647
China Jushi Co. Ltd. (A Shares)	1	3
China National Building Materials Co. Ltd. (H Shares)	4,598,442	6,091,044
City Cement Co.	18,035	147,637
JK Cement Ltd. (a)	189,500	7,347,148
Tabuk Cement Co. (a)	55,694	297,015
Ultratech Cemco Ltd.	27,184	2,476,510
Yamama Cement Co. (a)	13,097	119,437
		46,322,811
Containers & Packaging - 0.0%
CPMC Holdings Ltd.	104,000	62,446
Greatview Aseptic Pack Co. Ltd.	37,000	17,973
Klabin SA unit (a)	477,578	2,399,940
		2,480,359
Metals & Mining - 2.7%
African Rainbow Minerals Ltd.	32,510	618,129
Angang Steel Co. Ltd. (H Shares)	1,995,654	1,313,996
Anglo American Platinum Ltd.	37,024	4,667,825
AngloGold Ashanti Ltd.	332,666	7,930,994
Ann Joo Resources Bhd (a)	500	306
Baoshan Iron & Steel Co. Ltd. (A Shares)	6,494,001	8,015,019
Barrick Gold Corp.	565,000	13,605,200
China Molybdenum Co. Ltd. (A Shares)	3,100,700	2,794,739
Companhia Siderurgica Nacional SA (CSN)	178,300	1,527,201
Eregli Demir ve Celik Fabrikalari T.A.S.	11,521	25,838
Fangda Special Steel Technology Co. Ltd. (A Shares)	3,626,000	5,221,158
First Quantum Minerals Ltd.	144,874	3,603,712
Gold Fields Ltd.	197,856	2,398,569
Grupa Kety SA	325	52,951
Grupo Mexico SA de CV Series B	3,676,412	17,643,751
Harmony Gold Mining Co. Ltd.	18,337	93,994
Hindalco Industries Ltd.	1,361,803	7,290,337
Hunan Valin Steel Co. Ltd. (A Shares)	4,101,718	4,411,904
Impala Platinum Holdings Ltd.	1,953,072	33,725,904
KGHM Polska Miedz SA (Bearer)	116,635	6,436,894
Korea Zinc Co. Ltd.	28,522	11,803,302
Kumba Iron Ore Ltd.	93,581	4,173,076
Liuzhou Iron & Steel Co. Ltd. Class A	520,900	548,023
MMC Norilsk Nickel PJSC sponsored ADR	69,975	2,506,505
Nanjing Iron & Steel Co. Ltd.	400,200	232,514
Novolipetsk Steel OJSC GDR (Reg. S)	41,484	1,486,787
Polyus PJSC	8,925	1,932,734
Polyus PJSC unit	21,135	2,295,261
POSCO	68,706	22,000,851
POSCO sponsored ADR	37,060	2,968,877
Saudi Arabian Mining Co. (a)	1,814	27,426
SGIS Songshan Co. Ltd. (A Shares)	632,300	495,443
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	784,304	820,216
Sibanye Stillwater Ltd.	2,364,552	10,779,365
Southern Copper Corp.	168,595	11,757,815
Tata Steel Ltd.	632,820	9,641,266
Ternium SA sponsored ADR	299,679	10,971,248
Vale SA	986,100	21,113,821
Vale SA sponsored ADR	1,395,571	30,032,688
Welspun Gujarat Stahl Rohren Ltd. (a)	73,302	150,490
Xinyu Iron & Steel Co. Ltd.	2,900,747	2,687,395
		269,803,524
Paper & Forest Products - 0.2%
Duratex SA	1,829,235	7,251,376
Nine Dragons Paper (Holdings) Ltd.	848,000	1,339,597
Suzano Papel e Celulose SA (a)	1,091,500	12,888,484
		21,479,457

TOTAL MATERIALS		403,454,001

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Concentradora Fibra Danhos SA de CV	12,699	15,104
Link (REIT)	317,200	3,059,235
		3,074,339
Real Estate Management & Development - 0.5%
Agile Property Holdings Ltd.	3,473,238	4,904,932
Ayala Land, Inc.	11,271,700	8,138,837
China Overseas Land and Investment Ltd.	1,096,000	2,654,950
Emaar Properties PJSC (a)	5,160,248	5,661,571
Gemdale Properties and Investment Corp. Ltd.	628,000	92,247
Greenland Holdings Corp. Ltd. (A Shares)	5,280,363	4,792,491
Hang Lung Properties Ltd.	1,078,000	2,784,973
K Wah International Holdings Ltd.	273,792	135,116
KWG Property Holding Ltd.	1,094,500	1,666,945
Longfor Properties Co. Ltd. (c)	1,097,500	6,427,267
Powerlong Real Estate Holding Ltd.	195,417	190,107
Shanghai Shimao Co. Ltd. (A Shares)	307,015	205,853
Shenzhen Investment Ltd.	608,000	217,789
Sun Hung Kai Properties Ltd.	233,500	3,646,510
Sunac China Holdings Ltd.	670,000	2,464,727
Xinyuan Real Estate Co. Ltd. ADR	2,500	5,850
Yuexiu Property Co. Ltd.	891,445	220,538
		44,210,703

TOTAL REAL ESTATE		47,285,042

UTILITIES - 0.3%
Electric Utilities - 0.1%
EDP Energias do Brasil SA	79,500	284,490
Equatorial Energia SA	855,484	4,172,612
		4,457,102
Gas Utilities - 0.2%
China Gas Holdings Ltd.	2,141,200	8,138,927
China Tian Lun Gas Holding Ltd. (a)	178,000	187,842
Daesung Energy Co. Ltd.	20,047	114,094
ENN Energy Holdings Ltd.	591,600	10,870,152
Indraprastha Gas Ltd.	649,141	4,603,497
		23,914,512
Independent Power and Renewable Electricity Producers - 0.0%
AES Gener SA	308,602	43,447
Guangdong Baolihua New Energy Stock Co. Ltd. A Shares	254,700	217,569
		261,016

TOTAL UTILITIES		28,632,630

TOTAL COMMON STOCKS
(Cost $3,868,121,171)		5,831,565,153

Nonconvertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Hyundai Motor Co.	44,865	4,430,196
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	2,913,700	10,081,402
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,533,900	7,943,658
(PN) sponsored ADR (non-vtg.)	279,120	2,877,727
sponsored ADR	2,081,400	21,251,094
		32,072,479
FINANCIALS - 0.9%
Banks - 0.9%
Banco Bradesco SA (PN)	1,162,823	5,921,546
Banco do Estado Rio Grande do Sul SA Class B	51,110	131,411
Itau Unibanco Holding SA	8,701,136	49,468,438
Itau Unibanco Holding SA sponsored ADR	2,981,508	16,994,596
Itausa-Investimentos Itau SA (PN)	8,303,546	17,366,435
Sberbank of Russia	145,250	577,072
Sberbank of Russia (Russia)	128,031	508,662
		90,968,160
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul SA (a)	1,176,100	9,672,016
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	517,427	33,535,817
MATERIALS - 0.3%
Chemicals - 0.1%
Braskem SA (PN-A) (a)	55,700	552,971
LG Chemical Ltd.	11,485	3,948,684
		4,501,655
Metals & Mining - 0.2%
Bradespar SA (PN)	86,400	1,159,140
Gerdau SA	2,864,778	17,947,119
Metalurgica Gerdau SA (PN)	412,500	1,161,905
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	131,900	496,045
		20,764,209

TOTAL MATERIALS		25,265,864

UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	104,566	528,679
Companhia Energetica de Minas Gerais (CEMIG) (PN)	527,491	1,386,616
Companhia Paranaense de Energia-COPEL (PN-B)	310,000	384,846
		2,300,141
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $170,952,260)		208,326,075

Equity Funds - 36.1%
Diversified Emerging Markets Funds - 36.1%
Aberdeen Emerging Markets Fund Institutional Service Class	10,693,873	227,137,854
Brandes Emerging Markets Value Fund Class A	16,661,342	155,117,090
Fidelity Emerging Markets Fund (e)	14,980,410	723,403,953
Fidelity SAI Emerging Markets Index Fund (e)	22,429,841	395,662,392
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	50,681,873	585,882,454
Fidelity SAI Emerging Markets Value Index Fund (a)(e)	33,341,794	500,793,743
GMO Emerging Markets Fund - Class III	1,924,381	74,242,603
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	10,110,478	322,928,656
Invesco Developing Markets Fund Class R6	4,625,320	263,966,998
Invesco Emerging Markets Innovators Fund Class R6	4,822,957	67,087,332
iShares MSCI China ETF (b)	2,226,845	182,244,995
iShares MSCI EM ESG Optimized ETF (b)	209,609	9,380,003
iShares MSCI South Korea Index ETF (b)	546,222	50,268,811
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	17,432,245
Matthews Korea Fund Investor Class	4,457,127	29,595,323
Matthews Pacific Tiger Fund Investor Class	135	4,926
Xtrackers Harvest CSI 300 China ETF Class A (b)	561,108	23,633,869

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		3,628,783,247

Emerging Markets Equity Funds - 0.0%
Calvert Emerging Markets Equity Fund Class A	45	1,040
TOTAL EQUITY FUNDS
(Cost $2,537,328,155)		3,628,784,287

Other - 0.1%
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (e)
(Cost $6,768,588)	858,825	10,795,429
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0% to 0.04% 6/3/21 to 8/26/21 (f)
(Cost $18,349,668)	18,350,000	18,349,785

Money Market Funds - 5.9%
Fidelity Cash Central Fund 0.03% (g)	4,025,595	4,026,400
Fidelity Securities Lending Cash Central Fund 0.03% (g)(h)	237,818,395	237,842,177
State Street Institutional U.S. Government Money Market Fund Premier Class 0.04% (i)	349,066,352	349,066,352
TOTAL MONEY MARKET FUNDS
(Cost $590,934,929)		590,934,929
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $7,192,454,771)		10,288,755,658
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(231,570,429)
NET ASSETS - 100%		$10,057,185,229

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,880	June 2021	$264,169,800	$4,975,705	$4,975,705

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,354,954 or 1.9% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,866,785.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$960
Fidelity Securities Lending Cash Central Fund	558,230
Total	$559,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$684,589,409	$29,999,971	$--	$--	$--	$8,814,573	$723,403,953
Fidelity SAI Emerging Markets Index Fund	438,038,233	--	50,000,000	--	17,889,027	(10,264,868)	395,662,392
Fidelity SAI Emerging Markets Low Volatility Index Fund	518,268,483	27,000,000	--	--	--	40,613,971	585,882,454
Fidelity SAI Emerging Markets Value Index Fund	323,147,760	155,000,000	--	--	--	22,645,983	500,793,743
Fidelity SAI Inflation-Focused Fund	9,687,545	--	--	--	--	1,107,884	10,795,429
Total	$1,973,731,430	$211,999,971	$50,000,000	$--	$17,889,027	$62,917,543	$2,216,537,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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